Quarterly Report
October 31, 2021
MFS®  Global High Yield Fund
HYO-Q3

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 37.2%
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.912%, 2/18/2030 (i)		$10,791	$1
Automotive – 0.8%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$944,911
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)	EUR	465,000	557,160
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	942,123
			$2,444,194
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	535,000	$636,235
Broadcasting – 0.4%
Summer BC Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	292,842	$366,555
WMG Acquisition Corp., 2.25%, 8/31/2031 (n)		610,000	703,397
			$1,069,952
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$1,111,725
Building – 0.7%
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		$1,555,000	$1,593,564
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	592,671
			$2,186,235
Business Services – 1.3%
Centurion Bidco S.p.A., 5.875%, 9/30/2026	EUR	475,000	$569,581
IPD 3 B.V., 5.5%, 12/01/2025		570,000	675,459
Nexi S.p.A., 2.125%, 4/30/2029		930,000	1,061,641
Paysafe Finance PLC/Paysafe Holdings (US) Corp., 3%, 6/15/2029 (n)		495,000	551,648
StoneCo Ltd., 3.95%, 6/16/2028 (n)		$1,029,000	923,538
			$3,781,867
Cable TV – 2.0%
RCS & RDS S.A., 3.25%, 2/05/2028	EUR	700,000	$800,145
Summer BidCo B.V., 9%, 11/15/2025		492,912	579,699
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028		500,000	592,537
United Group B.V., 3.125%, 2/15/2026		470,000	522,076
Virgin Media Finance PLC, 3.75%, 7/15/2030		470,000	539,245
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	470,000	644,826
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$638,000	661,925
VTR Finance N.V., 6.375%, 7/15/2028 (n)		322,000	343,236
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,160,000	1,337,479
			$6,021,168
Chemicals – 0.7%
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	$296,003
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	965,662
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	831,028
			$2,092,693
Conglomerates – 0.9%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,597,762
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	1,020,955
			$2,618,717

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.0%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029 (n)	EUR	575,000	$643,370
Ideal Standard International S.A., 6.375%, 7/30/2026 (n)		475,000	513,408
International Design Group S.p.A., 6.5%, 11/15/2025		680,000	809,662
Ontex Group N.V., 3.5%, 7/15/2026		900,000	993,624
			$2,960,064
Consumer Services – 0.3%
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	710,000	$831,019
Containers – 1.2%
ARD Finance S.A. , 5%,(5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$279,283
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		180,000	203,660
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3%, 9/01/2029		300,000	339,434
Can-Pack S.A., 3.875%, 11/15/2029 (n)		$834,000	827,745
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		1,240,000	1,218,003
Titan Holdings II B.V. , 5.125%, 7/15/2029 (n)	EUR	635,000	724,297
			$3,592,422
Electronics – 0.3%
Infineon Technologies AG, 3.625% to 4/1/2028, FLR (EUR Swap Rate - 5yr. + 3.996%) to 4/1/2033, FLR (EUR Swap Rate - 5yr. + 4.246%) to 4/01/2048, FLR (EUR Swap Rate - 5yr. + 4.99%) to 12/31/2049	EUR	700,000	$884,051
Emerging Market Quasi-Sovereign – 3.2%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	700,000	$802,361
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$1,105,000	1,149,200
Export Credit Bank of Turkey, 6.125%, 5/03/2024		680,000	689,077
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		739,000	744,542
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		740,000	787,259
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031		200,000	212,773
Petroleos Mexicanos, 6.5%, 3/13/2027		695,000	740,870
Petroleos Mexicanos, 5.35%, 2/12/2028		905,000	903,290
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	470,430
Petroleos Mexicanos, 6.5%, 6/02/2041		1,585,000	1,434,266
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	706,700
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)		900,000	865,944
			$9,506,712
Energy - Independent – 0.2%
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		$617,000	$672,530
Engineering - Construction – 0.2%
Compact Bidco B.V., 5.75%, 5/01/2026	EUR	465,000	$494,402
Entertainment – 0.3%
CPUK Finance Ltd., 4.875%, 8/28/2025	GBP	590,000	$807,848
CPUK Finance Ltd., 4.5%, 8/28/2027		100,000	137,979
			$945,827
Financial Institutions – 2.8%
Adler Group S.A., 2.25%, 1/14/2029	EUR	100,000	$98,838
Adler Group, Inc., 3.25%, 8/05/2025		700,000	747,498
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170		850,000	910,133
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	896,404
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	520,786
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025		595,000	843,805
Kaisa Group Holdings Ltd., 9.95%, 7/23/2025		$520,000	146,468
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		200,000	205,000
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	1,164,179

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2170	EUR	690,000	$775,705
Shimao Group Holdings Ltd., 5.6%, 7/15/2026		$565,000	522,610
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	706,788
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024		200,000	200,800
Sunac China Holdings Ltd., 5.95%, 4/26/2024		465,000	336,217
Sunac China Holdings Ltd., 6.5%, 1/10/2025		280,000	199,844
Times China Holdings Ltd., 6.75%, 7/08/2025		300,000	237,272
			$8,512,347
Food & Beverages – 1.4%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$412,368
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,475,000	1,528,616
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		600,000	625,506
Nomad Foods Bondco PLC, 2.5%, 6/24/2028 (n)	EUR	625,000	716,639
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	600,000	805,397
			$4,088,526
Gaming & Lodging – 0.2%
NH Hotel Group S.A., 4%, 7/02/2026 (n)	EUR	415,000	$480,623
Industrial – 1.8%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$938,000	$976,965
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028 (n)	EUR	693,000	799,265
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$870,000	903,756
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	429,525
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	1,013,329
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,241,234
			$5,364,074
Internet – 0.3%
XP, Inc., 3.25%, 7/01/2026 (n)		$1,000,000	$956,500
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$673,037
Sarens Finance Co. N.V., 5.75%, 2/21/2027		655,000	743,839
			$1,416,876
Major Banks – 0.2%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$715,227
Medical & Health Technology & Services – 0.5%
Chrome Holdco S.A.S.U., 5%, 5/31/2029 (n)	EUR	465,000	$537,540
IQVIA, Inc., 1.75%, 3/15/2026 (n)		550,000	637,415
Laboratoire Eimer Selas, 5%, 2/01/2029		320,000	374,082
			$1,549,037
Metals & Mining – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$148,291
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		760,000	773,832
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	213,500
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	542,129
Petra Diamonds US$ Treasury PLC, 10.5%,(0% cash or 10.5% PIK) 3/08/2026 (n)		$354,105	364,285
			$2,042,037
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$845,000	$716,032

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 1.0%
DKT Finance ApS, 7%, 6/17/2023	EUR	560,000	$657,886
Iliad Holding S.A.S., 5.625%, 10/31/2028 (n)		580,000	692,271
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		935,000	1,069,857
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	683,706
			$3,103,720
Oil Services – 0.3%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$933,770	$963,193
Oils – 0.4%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$555,000	$611,888
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		762,000	741,456
			$1,353,344
Other Banks & Diversified Financials – 1.5%
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)		$760,000	$763,808
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 1yr. + 6.66%) to 4/16/2031		755,000	764,256
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		860,000	935,250
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	1,055,000	1,225,678
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070		645,000	726,047
			$4,415,039
Pharmaceuticals – 0.6%
Gruenenthal GmbH, 4.125%, 5/15/2028	EUR	695,000	$831,942
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	273,969
Rossini S.à r.l., 6.75%, 10/30/2025		723,000	864,385
			$1,970,296
Restaurants – 0.4%
MIDCO GB , 0%, 11/01/2027 (n)	EUR	465,000	$544,377
Punch Finance PLC, 6.125%, 6/30/2026 (n)	GBP	435,000	596,172
			$1,140,549
Retailers – 0.8%
Goldstory S.A.S., 5.375%, 3/01/2026 (n)	EUR	450,000	$533,205
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$944,000	962,880
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	700,000	799,268
			$2,295,353
Specialty Chemicals – 0.1%
Braskem Idesa S.A.P.I., 6.99%, 2/20/2032 (n)		$410,000	$419,674
Supermarkets – 0.3%
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	700,000	$878,951
Telecommunications - Wireless – 2.5%
Altice France S.A., 4%, 2/15/2028 (n)	EUR	380,000	$409,629
Cellnex Finance Co. S.A., 2%, 2/15/2033		900,000	990,467
Cellnex Finance Co. S.A. , 1.5%, 6/08/2028		900,000	1,022,474
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	472,062
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		977,400	1,019,917
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	655,000	770,999
PPF Telecom Group B.V., 3.25%, 9/29/2027		1,170,000	1,459,585
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080		1,155,000	1,358,012
			$7,503,145

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.9%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$709,632
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,392,083
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,263,000	1,250,370
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	505,000	581,871
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)		1,165,000	1,287,551
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		500,000	552,597
			$5,774,104
Utilities - Electric Power – 4.2%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$1,031,057
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		475,000	509,627
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	674,831
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		545,000	548,978
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	527,100
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	740,000	847,803
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026		100,000	114,568
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$952,000	928,676
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,298,960
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	769,093
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,590,765
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		929,000	944,400
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		239,868	268,053
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		1,542,686	404,970
Termocandelaria Power Ltd., 7.875%, 1/30/2029		185,000	190,182
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		653,975	672,293
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,215,970
			$12,537,326
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,534,847
Total Bonds			$111,580,634
Common Stocks – 0.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)(u)		253,322	$209,174
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)		4,014,685	$85,162
Total Common Stocks			$294,336
Investment Companies (h) – 63.2%
Mutual Funds – 60.9%
MFS High Yield Pooled Portfolio (v)		19,914,739	$182,817,306
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.04% (v)		6,886,174	$6,886,175
Total Investment Companies			$189,703,481

Other Assets, Less Liabilities – (0.5)%			(1,445,035)
Net Assets – 100.0%			$300,133,416
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $189,703,481 and $111,874,970, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $63,510,575, representing 21.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,281,000	USD	1,482,645	Brown Brothers Harriman	1/14/2022	$1,100
EUR	81,964	USD	94,904	Morgan Stanley Capital Services, Inc.	1/14/2022	33
GBP	66,000	USD	89,907	State Street Bank Corp.	1/14/2022	443
USD	47,631,449	EUR	40,997,589	Citibank N.A.	1/14/2022	145,152
USD	2,046,211	EUR	1,761,385	Deutsche Bank AG	1/14/2022	6,050
USD	1,083,046	EUR	935,000	JPMorgan Chase Bank N.A.	1/14/2022	63
USD	2,607,254	EUR	2,239,839	Morgan Stanley Capital Services, Inc.	1/14/2022	12,915
USD	362,163	EUR	310,500	UBS AG	1/14/2022	2,520
USD	961,414	GBP	699,000	Morgan Stanley Capital Services, Inc.	1/14/2022	4,518
						$172,794
Liability Derivatives
EUR	71,258	USD	82,830	Deutsche Bank AG	1/14/2022	$(293)
EUR	269,960	USD	313,003	Morgan Stanley Capital Services, Inc.	1/14/2022	(316)
EUR	88,671	USD	102,843	UBS AG	1/14/2022	(138)
GBP	104,804	USD	144,306	Brown Brothers Harriman	1/14/2022	(835)
GBP	1,545,099	USD	2,131,691	Deutsche Bank AG	1/14/2022	(16,529)
USD	303,071	GBP	223,577	Deutsche Bank AG	1/14/2022	(2,995)
USD	8,432,842	GBP	6,192,523	JPMorgan Chase Bank N.A.	1/14/2022	(44,409)
						$(65,515)
At October 31, 2021, the fund had cash collateral of $340,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$—	$209,174	$209,174
United Kingdom	85,162	—	—	85,162
Non - U.S. Sovereign Debt	—	9,506,712	—	9,506,712
U.S. Corporate Bonds	—	8,303,540	—	8,303,540
Commercial Mortgage-Backed Securities	—	1	—	1
Foreign Bonds	—	93,770,381	—	93,770,381
Mutual Funds	189,703,481	—	—	189,703,481
Total	$189,788,643	$111,580,634	$209,174	$301,578,451
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$172,794	$—	$172,794
Forward Foreign Currency Exchange Contracts – Liabilities	—	(65,515)	—	(65,515)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities
Balance as of 1/31/21	$—	$0
Realized gain (loss)	—	(1,502,685)
Change in unrealized appreciation or depreciation	—	1,502,685
Disposition of worthless securities	—	0
Transfers into level 3	209,174	—
Balance as of 10/31/21	$209,174	$—
At October 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$192,015,146	$27,097,435	$34,843,672	$(2,713,955)	$1,262,352	$182,817,306
MFS Institutional Money Market Portfolio	3,980,465	83,350,889	80,445,179	—	—	6,886,175
	$195,995,611	$110,448,324	$115,288,851	$(2,713,955)	$1,262,352	$189,703,481
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$7,497,297	$—
MFS Institutional Money Market Portfolio	1,768	—
	$7,499,065	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2021, are as follows:
United States	57.5%
Mexico	3.9%
United Kingdom	3.9%
India	3.0%
Canada	2.5%
Brazil	2.5%
Italy	2.2%
Netherlands	2.2%
Luxembourg	2.0%
Other Countries	20.3%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.